Interest rate benchmark reform (Detail) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total off-balance sheet irrevocable loan commitments	$ 40,000	$ 39,500
Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
USD LIBOR securities-based lending		37,000
USD LIBOR securities-based brokerage accounts		5,000
Carrying value of loans related to revolving multi-currency credit lines where IBOR transition efforts are complete, except for USD LIBOR	$ 1,000	$ 1,000
Trade count of derivative financial instruments, cross currency derivatives	5,000
Trade count of derivative financial instruments, cross currency derivatives which have a non-USD LIBOR leg, in addition to a USD LIBOR leg	500
Number Of Contracts With Last USD LIBOR Fixing Before Contractual Maturity Date	2,000	1,000
Multicurrency loan commitments that have only USD LIBOR exposure remaining	$ 3,000	$ 3,000
Multicurrency loan commitments with non-USD LIBOR optionality		2,000
LIBOR benchmark rate CHF | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		21,616
Total carrying value of non-derivative financial liabilities		$ 27
Trade count of derivative financial instruments		829
Total off-balance sheet irrevocable loan commitments		$ 0
LIBOR benchmark rate USD | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets	14,269	65,234
Total carrying value of non-derivative financial liabilities	$ 1,138	$ 1,985
Trade count of derivative financial instruments	32,006	40,500
Total off-balance sheet irrevocable loan commitments	$ 4,606	$ 11,863
LIBOR benchmark rate GBP | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		45
Total carrying value of non-derivative financial liabilities		$ 3
Trade count of derivative financial instruments		183
Total off-balance sheet irrevocable loan commitments		$ 0
LIBOR benchmark rate EUR | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		1
Total carrying value of non-derivative financial liabilities		$ 5
Trade count of derivative financial instruments		3,744
Total off-balance sheet irrevocable loan commitments		$ 0
LIBOR benchmark rate JPY | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		0
Total carrying value of non-derivative financial liabilities		$ 0
Trade count of derivative financial instruments		184
Total off-balance sheet irrevocable loan commitments		$ 0
UBS AG
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total off-balance sheet irrevocable loan commitments	40,000	39,500
UBS AG | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
USD LIBOR securities-based lending		37,000
USD LIBOR securities-based brokerage accounts		5,000
Carrying value of loans related to revolving multi-currency credit lines where IBOR transition efforts are complete, except for USD LIBOR	$ 1,000	$ 1,000
Trade count of derivative financial instruments, cross currency derivatives	5,000
Trade count of derivative financial instruments, cross currency derivatives which have a non-USD LIBOR leg, in addition to a USD LIBOR leg	500
Number Of Contracts With Last USD LIBOR Fixing Before Contractual Maturity Date	2,000	1,000
Multicurrency loan commitments that have only USD LIBOR exposure remaining	$ 3,000	$ 3,000
Multicurrency loan commitments with non-USD LIBOR optionality		2,000
UBS AG | LIBOR benchmark rate CHF | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		21,616
Total carrying value of non-derivative financial liabilities		$ 27
Trade count of derivative financial instruments		829
Total off-balance sheet irrevocable loan commitments		$ 0
UBS AG | LIBOR benchmark rate USD | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets	14,269	65,234
Total carrying value of non-derivative financial liabilities	$ 1,138	$ 1,985
Trade count of derivative financial instruments	32,006	40,500
Total off-balance sheet irrevocable loan commitments	$ 4,606	$ 11,863
UBS AG | LIBOR benchmark rate GBP | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		45
Total carrying value of non-derivative financial liabilities		$ 3
Trade count of derivative financial instruments		183
Total off-balance sheet irrevocable loan commitments		$ 0
UBS AG | LIBOR benchmark rate EUR | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		1
Total carrying value of non-derivative financial liabilities		$ 5
Trade count of derivative financial instruments		3,744
Total off-balance sheet irrevocable loan commitments		$ 0
UBS AG | LIBOR benchmark rate JPY | Interest rate benchmark reform
Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Table]
Total carrying value of non-derivative financial assets		0
Total carrying value of non-derivative financial liabilities		$ 0
Trade count of derivative financial instruments		184
Total off-balance sheet irrevocable loan commitments		$ 0